Segment and Revenue by Geography and By Major Customer - Schedule of Supplemental Data - Major Customers (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration percentage	16.00%	14.00%
Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration percentage	13.00%	13.00%	2.00%
Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration percentage	15.00%	18.00%
Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration percentage	15.00%	16.00%
Customer C [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration percentage	11.00%	10.00%	8.00%
Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration percentage	10.00%	14.00%
Customer D [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration percentage	7.00%	15.00%	17.00%
Customer E [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration percentage	10.00%	4.00%
Customer F [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration percentage	3.00%	6.00%	11.00%